Schedule of contract assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Contract assets, beginning	R$ 7,969,164		R$ 7,617,714	R$ 7,407,948
Additions	4,759,789	[1]	3,948,158	3,532,283
Transfers	2,412			10,710
Transfers of works to intangible assets	(4,181,263)	[2]		(3,328,317)
Contract assets, ending	8,550,102	[3]	7,969,164	7,617,714
Contract assets, beginning	R$ 7,969,164		7,617,714
Additions			3,984,158
Transfers			55,706
Transfers of works to intangible assets			(3,688,414)
[custom:ContractAssets4-2]			R$ 7,969,164	7,617,714
Write-offs				R$ (4,910)

[1]	The largest additions of the period are located in the municipalities of São Paulo, Guarulhos and Praia Grande, in the amounts of R$ 2,419 million, R$ 180 million and R$ 158 million, respectively.
[2]	The largest transfers of the period are located in the municipalities of São Paulo, Itaquaquecetuba and São Bernardo do Campo, in the amounts of R$ 2,270 million, R$ 199 million and R$ 180 million, respectively.
[3]	The largest works are located in the municipalities of São Paulo, Praia Grande and São Bernardo do Campo, in the amounts of R$ 3,955 million, R$ 634 million and R$ 407 million, respectively.